Income Taxes - Schedule of Uncertain Tax Positions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Unrecognized tax exposure at beginning of year	$ 22,093	$ 8,966	$ 6,858
Increases as a result of positions taken in prior period	750	6	129
(Decreases) increases as a result of positions taken in prior period	(4,794)	4,393	(462)
Increases as a result of positions taken in current period	5,408	8,728	2,501
Decreases due to settlements with tax authorities			(60)
Unrecognized tax exposure at end of year	$ 23,457	$ 22,093	$ 8,966